Interest Income (Expense), Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Banking and Thrift, Interest [Abstract]
Income	$ 223	$ 303	$ 226
Expense	55	85	55
Capitalized borrowing cost	0	0	0
Interest income (expense), net	$ 110	$ 61	$ 15